UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mount Lucas Management Corporation
Address:   47 Hulfish Street, Suite 510
           Princeton, NJ 08542


Form 13F File Number:  28-11021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Timothy J. Rudderow
Title:  President
Phone:  609-924-8868

Signature,  Place,  and  Date  of  Signing:

/s/ Timothy J. Rudderow             Princeton, New Jersey             11/11/2005
-----------------------             ---------------------             ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     102

Form 13F Information Table Value Total:     $709,393  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ABBOTT LABORATORIES            COM              002824100      750   17700 SH  0    SOLE               17700      0    0
AETNA INC                      COM              00817Y108     2270   26350 SH  0    SOLE               26350      0    0
ALCOA INC                      COM              013817101     3226  132100 SH  0    SOLE              132100      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2828   91283 SH  0    SOLE               91283      0    0
AMERADA HESS CORP              COM              023551104    12570   91421 SH  0    SOLE               91421      0    0
AMERICAN EXPRESS CO            COM              025816109     1235   21500 SH  0    SOLE               21500      0    0
AMGEN INC                      COM              031162100     1578   19800 SH  0    SOLE               19800      0    0
ANALOG DEVICES                 COM              032654105      669   18000 SH  0    SOLE               18000      0    0
ANHEUSER-BUSCH COS INC.        COM              035229103      718   16700 SH  0    SOLE               16700      0    0
APPLE COMPUTER INC             COM              037833100     6717  125295 SH  0    SOLE              125295      0    0
APPLIED MATERIALS INC          COM              038222105     1676   98800 SH  0    SOLE               98800      0    0
ASHLAND INC                    COM              044209104    14988  271326 SH  0    SOLE              271326      0    0
AT&T CORP                      COM              001957505       12     600 SH  0    SOLE                 600      0    0
AUTODESK INC                   COM              052769106     3423   73719 SH  0    SOLE               73719      0    0
AVERY DENNISON CORP            COM              053611109      682   13000 SH  0    SOLE               13000      0    0
BANK OF AMERICA CORP           COM              060505104      472   11200 SH  0    SOLE               11200      0    0
BAXTER INTERNATIONAL INC.      COM              071813109      335    8400 SH  0    SOLE                8400      0    0
BECTON DICKINSON & CO          COM              075887109      865   16500 SH  0    SOLE               16500      0    0
BEMIS COMPANY                  COM              081437105      600   24300 SH  0    SOLE               24300      0    0
BIOMET INC                     COM              090613100     1638   47200 SH  0    SOLE               47200      0    0
BRISTOL-MYERS SQUIBB CO        COM              110122108      520   21600 SH  0    SOLE               21600      0    0
CENTEX CORP                    COM              152312104      982   15200 SH  0    SOLE               15200      0    0
CHEVRON CORP                   COM              166764100    20631  318726 SH  0    SOLE              318726      0    0
CHUBB CORP                     COM              171232101     9156  102243 SH  0    SOLE              102243      0    0
CIGNA CORP                     COM              125509109       12     100 SH  0    SOLE                 100      0    0
CITIGROUP INC                  COM              172967101      332    7300 SH  0    SOLE                7300      0    0
COMCAST CORP-SPECIAL CL A      COM              20030N200      852   29600 SH  0    SOLE               29600      0    0
CONAGRA FOODS INC              COM              205887102      307   12400 SH  0    SOLE               12400      0    0
CONOCOPHILLIPS                 COM              20825C104    22819  326394 SH  0    SOLE              326394      0    0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     1952   59200 SH  0    SOLE               59200      0    0
CUMMINS INC                    COM              231021106    19527  221924 SH  0    SOLE              221924      0    0
DANA CORP                      COM              235811106     3848  408993 SH  0    SOLE              408993      0    0
DEERE & CO                     COM              244199105      814   13300 SH  0    SOLE               13300      0    0
DOW CHEMICAL                   COM              260543103     1333   32000 SH  0    SOLE               32000      0    0
DTE ENERGY COMPANY             COM              233331107      656   14300 SH  0    SOLE               14300      0    0
DU PONT (E.I.) DE NEMOURS      COM              263534109     1261   32200 SH  0    SOLE               32200      0    0
EASTMAN CHEMICAL COMPANY       COM              277432100     7456  158754 SH  0    SOLE              158754      0    0
EBAY INC                       COM              278642103     1424   34555 SH  0    SOLE               34555      0    0
EOG RESOURCES INC              COM              26875P101     2900   38729 SH  0    SOLE               38729      0    0
FANNIE MAE                     COM              313586109     1421   31700 SH  0    SOLE               31700      0    0
GENERAL ELECTRIC CO            COM              369604103      856   25400 SH  0    SOLE               25400      0    0
GENZYME CORP                   COM              372917104     1024   14300 SH  0    SOLE               14300      0    0
GEORGIA-PACIFIC CORP           COM              373298108     7553  221783 SH  0    SOLE              221783      0    0
GOODYEAR TIRE & RUBBER CO      COM              382550101     2397  153775 SH  0    SOLE              153775      0    0
GREATER CHINA FUND             COM              39167B102     4765  284788 SH  0    SOLE              284788      0    0
H&R BLOCK INC                  COM              093671105      657   27400 SH  0    SOLE               27400      0    0
HEWLETT-PACKARD CO             COM              428236103       50    1700 SH  0    SOLE                1700      0    0
HOME DEPOT INC                 COM              437076102     1892   49600 SH  0    SOLE               49600      0    0
HUMANA INC                     COM              444859102     2746   57351 SH  0    SOLE               57351      0    0
INGERSOLL-RAND CO LTD-CL A     COM              G4776G101      802   21000 SH  0    SOLE               21000      0    0
INTEL CORP                     COM              458140100      564   22900 SH  0    SOLE               22900      0    0
INTERNATIONAL PAPER CO         COM              460146103     1540   51700 SH  0    SOLE               51700      0    0
JOHNSON & JOHNSON              COM              478160104      424    6700 SH  0    SOLE                6700      0    0
JPMORGAN CHASE & CO            COM              46625H100      397   11700 SH  0    SOLE               11700      0    0
KB HOME                        COM              48666K109     3211   43869 SH  0    SOLE               43869      0    0
KLA-TENCOR CORPORATION         COM              482480100     1736   35600 SH  0    SOLE               35600      0    0
MARATHON OIL CORP              COM              565849106    15116  219295 SH  0    SOLE              219295      0    0
MCDONALDS CORP                 COM              580135101     8195  244700 SH  CALL SOLE              244700      0    0
MEDTRONIC INC                  COM              585055106     1281   23900 SH  0    SOLE               23900      0    0
MERRILL LYNCH & CO INC         COM              590188108      515    8400 SH  0    SOLE                8400      0    0
MONSANTO CO                    COM              61166W101     2054   32734 SH  0    SOLE               32734      0    0
NABORS INDUSTRIES LTD          SHS              G6359F103    16585  230892 SH  0    SOLE              230892      0    0
NASDAQ 100 TR                  UNIT SER 1       631100104   235154 5959300 SH  CALL SOLE             5959300      0    0
NAVISTAR INTERNATIONAL         COM              63934E108      649   20000 SH  0    SOLE               20000      0    0
NOBLE CORP                     SHS              G65422100    28321  413679 SH  0    SOLE              413679      0    0
NUCOR CORP                     COM              670346105    10986  186238 SH  0    SOLE              186238      0    0
OFFICEMAX INC                  COM              67622P101      431   13600 SH  0    SOLE               13600      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    17682  142600 SH  0    SOLE              142600      0    0
PACCAR INC                     COM              693718108     1099   16200 SH  0    SOLE               16200      0    0
PARKER HANNIFIN CORP           COM              701094104      689   10700 SH  0    SOLE               10700      0    0
PEPSICO INC                    COM              713448108      828   14600 SH  0    SOLE               14600      0    0
PETROCHINA CO LTD -ADR         SPONSORED ADR    71646E100    29398  352621 SH  0    SOLE              352621      0    0
PFIZER INC                     COM              717081103     1418   56800 SH  0    SOLE               56800      0    0
RADIOSHACK CORP                COM              750438103      796   32100 SH  0    SOLE               32100      0    0
SBC COMMUNICATIONS INC         COM              78387G103      154    6400 SH  0    SOLE                6400      0    0
SCHLUMBERGER LTD               COM              806857108    30682  363625 SH  0    SOLE              363625      0    0
SCHNITZER STEEL INDS INC-A     COM              806882106     6427  197330 SH  0    SOLE              197330      0    0
SCIENTIFIC-ATLANTA INC         COM              808655104      458   12200 SH  0    SOLE               12200      0    0
SHERWIN-WILLIAMS CO/THE        COM              824348106      797   18100 SH  0    SOLE               18100      0    0
SPDR TRUST SERIES 1            ETF              78462F103      959    7800 SH  0    SOLE                7800      0    0
ST PAUL TRAVELERS COS INC/TH   COM              792860108      732   16300 SH  0    SOLE               16300      0    0
SUNOCO INC                     COM              86764P109     2952   37754 SH  0    SOLE               37754      0    0
SUPERVALU INC                  COM              868536103     7400  237793 SH  0    SOLE              237793      0    0
SYMANTEC CORP                  COM              871503108     1396   61622 SH  0    SOLE               61622      0    0
TARGET CORP                    COM              87612E106      644   12400 SH  0    SOLE               12400      0    0
TEKTRONIX INC                  COM              879131100     1287   51000 SH  0    SOLE               51000      0    0
THE WALT DISNEY CO.            COM DISNEY       254687106     2363   97900 SH  0    SOLE               97900      0    0
THERMO ELECTRON CORP           COM              883556102      800   25900 SH  0    SOLE               25900      0    0
TRANSOCEAN INC                 ORD              G90078109    34299  559433 SH  0    SOLE              559433      0    0
TRIBUNE CO                     COM              896047107        7     200 SH  0    SOLE                 200      0    0
TYCO INTERNATIONAL LTD         COM              902124106      292   10500 SH  0    SOLE               10500      0    0
UNITED STATES STEEL CORP       COM              912909108     1695   40025 SH  0    SOLE               40025      0    0
UNUMPROVIDENT CORP             COM              91529Y106     9674  471937 SH  0    SOLE              471937      0    0
VALERO ENERGY CORP             COM              91913Y100    28182  249267 SH  0    SOLE              249267      0    0
VERIZON COMMUNICATIONS INC     COM              92343V104      372   11400 SH  0    SOLE               11400      0    0
WALGREEN CO                    COM              931422109      304    7000 SH  0    SOLE                7000      0    0
WAL-MART STORES INC            COM              931142103      864   19700 SH  0    SOLE               19700      0    0
WELLS FARGO & COMPANY          COM              949746101      504    8600 SH  0    SOLE                8600      0    0
WENDY'S INTERNATIONAL INC      COM              950590109      949   21000 SH  0    SOLE               21000      0    0
WEYERHAEUSER CO                COM              962166104     9144  133006 SH  0    SOLE              133006      0    0
WORTHINGTON INDUSTRIES         COM              981811102     7928  376970 SH  0    SOLE              376970      0    0
WW GRAINGER INC                COM              384802104      862   13700 SH  0    SOLE               13700      0    0